Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets		¥ 14,786,006	¥ 14,270,672
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		13,374	11,679
Investments		146,011	119,916
Maximum exposure to loss	[1]	244,341	191,586
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		12,286,000	9,617,334
Liquidating Customer Assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		101	405
Investments		991	991
Maximum exposure to loss	[1]	1,092	1,396
Liquidating Customer Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		109,573	13,391
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		8,203	8,134
Investments		9,385	9,119
Maximum exposure to loss	[1]	19,070	18,735
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		639,689	546,953
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		95,395	79,050
Maximum exposure to loss	[1]	161,752	123,674
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		8,995,923	6,901,686
Securitizing Financial Assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	2
Maximum exposure to loss	[1]	0	2
Securitizing Financial Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	154
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		13,870	15,254
Maximum exposure to loss	[1]	13,870	15,254
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		1,058,236	1,231,246
Power Generation Projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		575	402
Maximum exposure to loss	[1]	4,905	402
Power Generation Projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		9,091	9,103
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		5,070	3,140
Investments		25,795	15,098
Maximum exposure to loss	[1]	43,652	32,123
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 1,473,488	¥ 914,801

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.